Document and Entity Information	Sep. 09, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000804269
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity Registrant Name	General Motors Financial Company, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	1-10667
Entity Tax Identification Number	75-2291093
Entity Address, Address Line One	801 Cherry Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	302-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	5.250% Senior Notes due 2026
Trading Symbol	GM/26
Security Exchange Name	NYSE
Entity Emerging Growth Company	false